--------------------------------------------------------------------------------
FEDERATED STOCK AND BOND FUND, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES
--------------------------------------------------------------------------------

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 2007.


1. Effective August 17, 2007, please replace the section entitled "What are the Main Investment Strategies?" with the following:


     During normal market conditions, the Fund will invest up to 80% of its assets in equity securities and up to 80% of its assets in fixed income securities. The Fund's asset mix will change based upon the Adviser's view of economic and market conditions.


     With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to stocks with exposure to a particular sector, country or region, to stocks chosen using a particular style of investing (e.g. growth or value), or to stocks with a particular market capitalization (e.g. small, medium or large).


     When selecting individual securities in which to invest, the Fund focuses primarily on stocks of companies that collectively provide the Adviser with the country, sector, style, and size exposures it is targeting. In addition, the Adviser considers other security specific factors that they expect to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment, and price behavior.


     The fixed income asset classes in which the Fund may invest include domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Fund may also invest in noninvestment-grade, fixed income securities, non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive.


     The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.


     The Adviser seeks to enhance the performance of the Fund's fixed income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The Adviser may also seek to enhance the performance of the Fund's fixed income portfolio by attempting to target a specific duration or maturity structure for the Fund based upon its view of interest rates and other economic conditions.


     The Fund may invest in hybrid instruments which are structured as interest-bearing notes whose amount paid at maturity is determined by the price of an underlying commodity or commodity index. The Fund may also invest in exchange-traded funds, derivative contracts and other investment companies in a manner consistent with its investment strategy.



2. Effective August 17, 2007, under the section entitled "What are the Main Risks of Investing in the Fund?" please insert the following:

|X| Risks of Investing in Commodity-Linked Hybrid Instruments. Because the Fund may invest in hybrid instruments whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities.



3. Effective August 17, 2007, please replace the section entitled "What are the Fund's Investment Strategies?" with the following:


     During normal market conditions, the Fund will invest up to 80% of its assets in equity securities and up to 80% of its assets in fixed income securities. The Fund's asset mix will change based upon the Adviser's view of economic and market conditions. In assessing economic and market conditions the Adviser may take into account factors such as interest rates, inflation, investor risk sentiment, economic growth expectations, relative market performance and valuation, societal trends, geopolitical factors, foreign exchange movements, and the regulatory environment. The Adviser may increase the Fund's cash position based upon its view of economic and market conditions. The Adviser utilizes proprietary quantitative models based on the above factors to guide its asset allocation decisions.


     With regard to the portion of the Fund allocated to equity securities, the Fund's Adviser may allocate relatively more of the Fund's assets, based upon its view of economic and market conditions, to stocks with exposure to a particular sector, country or region, to stocks chosen using a particular style of investing (e.g. growth or value), or to stocks with a particular market capitalization (e.g. small, medium or large). As with the overall allocation process, the Adviser utilizes proprietary quantitative models based on the above factors to guide its sector, country/region, style, and capitalization decisions.


      When selecting individual securities in which to invest, the Fund focuses primarily on stocks of companies that collectively provide the Adviser with the country, sector, style, and size exposures it is targeting. In addition, the Adviser considers other security specific factors that they expect to generate relatively better performance within the stock portfolio. Such factors include valuation, profitability, growth expectations, market sentiment, and price behavior. At times, the Adviser may utilize within the stock portfolio the stock picking recommendations of its proprietary-research-based investment teams, which utilize the above factors as well as qualitative input garnered from in-person company management meetings, interviews with suppliers and customers, etc.


     The Fund's equity allocation may be composed of equity securities of domestic or foreign companies, Real Estate Investment Trusts (REITs) and investments in other investment companies, including investments in exchange traded funds (ETFs).


     The fixed income asset classes in which the Fund may invest include domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Fund may also invest in noninvestment-grade, fixed income securities, non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The Fund's cash position will normally be invested in traditional cash investments such as money market funds, U.S Treasury Bills, commercial paper or repurchase agreements.


     The Adviser seeks to enhance the performance of the Fund's fixed income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is then weighed against the security's current spread, and a variety of risks such as credit risk and risk of prepayment in order to complete the analysis. The noninvestment grade securities in which the Fund invests, are rated BB+ or Ba1/BB+ or lower by a nationally recognized statistical rating organization (NRSRO) and generally pay higher interest rates as compensation for the greater default risk attached to the securities. Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk.


     The Adviser may also seek to enhance the performance of the Fund's fixed income portfolio by attempting to target a specific duration or maturity structure for the Fund based upon its view of interest rates and other economic conditions.


     When selecting mortgage-backed securities for the Fund, the Adviser attempts to manage prepayment risk to the Fund by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount, and division of cash flows might change in response to changing economic and market conditions.


     When selecting corporate debt securities for the Fund, the Adviser attempts to manage credit risk to the Fund by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.


     Additionally, the Fund may invest in hybrid instruments which are structured as interest-bearing notes whose amount paid at maturity is determined by the price of an underlying commodity or commodity index. Such instruments may be based on commodities such as precious metals (e.g., gold, silver), industrial metals (e.g. copper, nickel), agricultural and livestock commodities (e.g., wheat, pork), and energy related commodities (e.g., crude oil and natural gas).


     When selecting the underlying investments for either the fixed-income or equity portions of the Fund, the Adviser can invest directly in individual securities or may invest in other funds advised by the Adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Fund.


     The Fund may also purchase shares of ETFs. The shares of ETFs are listed and traded on stock exchanges at market prices. The Fund may invest in ETFs in order to achieve exposure to a specific region, country, or market sector, asset class or for other reasons consistent with its investment strategy. Any investment by the Fund in other funds or ETFs is subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.


     The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies, commodities or types of securities in which the Fund may invest directly. The Fund may also, for example, use derivative contracts to:

|X|      | Increase or decrease the effective duration of the Fund portfolio;

|X|      | Obtain premiums from the sale of derivative contracts;

|X|      | Realize gains from trading a derivative contract; or

|X|      | Hedge against potential losses


     There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended. Exposure gained through use of derivatives will be counted for purposes of calculating the percentage of a Fund's portfolio dedicated to either equity or fixed-income securities.


     Because the Fund refers to fixed-income and equity investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in fixed-income and equity investments.



4. At the end of the section entitled "What are the specific Risks of Investing in the Fund?" please add the following:



     Risks of Investing in Commodity-Linked Hybrid Instruments.
     Because the Fund may invest in hybrid instruments whose performance is linked to the price of an underlying commodity or commodity index, the Fund may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events and natural disasters, pestilence, market disruptions and the fact that commodity prices may have greater volatility than investments in traditional securities.



5. In the Class K Shares prospectus, under the section entitled "What are the specific Risks of Investing in the Fund" please add the following risk description immediately following the description for "Leverage Risks":



     Exchange-Traded Funds Risks
     An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or
     (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally."



6. Under the section entitled "Who Manages the Fund?" please delete the biography of John W. Harris in its entirety and insert the following:


     Gary P. Sabol has been appointed as the interim portfolio manager of the Fund pending consideration by the Fund's Board of Directors of a proposal to appoint Federated Global Investment Management Corp. as the Adviser to the Fund as part of Federated's continuing efforts to utilize its various wholly owned investment advisory subsidiaries and their personnel most effectively in delivering advisory services to the Federated funds. The proposal contemplates that the Fund's current Adviser, Federated Equity Management Company of Pennsylvania, will remain a Sub-adviser to the Fund. Mr. Sabol will perform the asset allocation responsibilities previously performed by Mr. Harris. If Federated Global Investment Management Corp. is approved as the Adviser to the Fund, Philip J. Orlando, Timothy H. Goodger and James P. Gordon, Jr. will become the portfolio managers of the Fund responsible for asset allocation effective August 17, 2007 and Mr. Sabol would simultaneously cease to be a portfolio manager of the Fund. There is no assurance that the Board of Directors will approve Federated Global Investment Management Corp. as the Adviser to the Fund. Shareholders of the Fund will be notified if such approval does not occur. The biographies of Mr. Sabol, Mr. Orlando, Mr. Goodger and Mr. Gordon are set forth below.


     Gary P. Sabol


     Gary P. Sabol has been the Portfolio Manager responsible for the asset allocation of the Fund since July 2007. Mr. Sabol joined Federated in April 1992 as a Fund Analyst. Since May 2005, Mr. Sabol has been the Manager of the Equity Performance Attribution and Risk Management Team, providing analysis to global equity funds. He became a Vice President of the Fund's Adviser in February 2007. Mr. Sabol earned his B.S. in Finance and his M.S. in Finance and Accounting from Duquesne University.


     Philip J. Orlando


     Philip J. Orlando, Chartered Financial Analyst, has been the Portfolio Manager responsible for the asset allocation of the Fund since August 17, 2007. Mr. Orlando joined Federated in March 2003 as a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser. Currently, Mr. Orlando is the Chief Equity Market Strategist of the Fund's Adviser. From November 1995 to March 2003, Mr. Orlando was the Chief Investment Officer and Senior Equity Portfolio Manager at Value Line Asset Management. Mr. Orlando earned his B.A. in Journalism and M.B.A with a concentration in Economics from New York University.


     Timothy H. Goodger


     Timothy H. Goodger has been the Portfolio Manager responsible for the asset allocation of the Fund since August 17, 2007. Mr. Goodger joined Federated in July 2005 as a Quantitative Analyst. He became an Assistant Vice President of the Fund's Adviser in January 2007. From September 2003 to July 2005, Mr. Goodger was a Research Associate for the U.S. Equity Strategy Team at Lehman Brothers. Mr. Goodger earned his B.A. in Economics from the University of California at Davis, his M.A. in International Studies from the University of Washington and his Ph.D. in Economics from the University of North Carolina at Chapel Hill.


     James P. Gordon Jr.


     James P. Gordon Jr., Chartered Financial Analyst, has been the Portfolio Manager responsible for the asset allocation of the Fund since August 17, 2007. Mr. Gordon joined Federated in September 2002 as a Vice President of the Fund's Adviser and the Head of Quantitative Research and Analysis. Mr. Gordon joined Federated after working 10 years with J.P. Morgan Investment Management where he departed as a Vice President, Head of U.S. Equity Quantitative Research. Mr. Gordon earned his B.S. in Applied and Engineering Physics and M.Eng. in Operations Research and Industrial Engineering from Cornell University and his M.B.A. from the University of Chicago.

     In addition, Dean J. Kartsonas is being added as a portfolio manager to the Fund with respect to the equity sector of the Fund. The biography of Mr. Kartsonas is set forth below.

     Dean J. Kartsonas


     Dean J. Kartsonas, Chartered Financial Analyst, has been the Fund's Portfolio Manager for the equity sector since July 2007. Mr. Kartsonas joined Federated as an Investment Analyst in Federated's high yield department in September 1994. From March 2000 through May 2007 he has served as a Portfolio Manager and a Senior Investment Analyst in Federated's equity department. He became a Vice President of the Fund's Adviser in January 2004. He earned his B.S. from Cornell University and his M.B.A. from the University of Pittsburgh.



7. If Federated Global Investment Management Corp. is approved as the Adviser to the Fund, please delete the first three paragraphs of the section entitled "Who Manages the Fund" and replace with the following:

     The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Global Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 450 Lexington Avenue, Suite 3700, New York, NY 10017-3943. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser has delegated daily management of some Fund assets to the Sub-Advisers, Federated Investment Management Company and Federated Equity Management Company of Pennsylvania, who are paid by the Adviser and not by the Fund, based on the portion of securities the Sub-advisers manage. The Sub-Advisers' address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser, Sub-Advisers and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,243 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.


                                                               July 16, 2007




Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

37042 (7/07)



--------------------------------------------------------------------------------
FEDERATED STOCK AND BOND FUND, INC.

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS K SHARES
--------------------------------------------------------------------------------

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2007.


1. The Fund's Board of Directors is considering a proposal to appoint Federated Global Investment Management Corp. as the Adviser to the Fund, effective August 17, 2007, as part of Federated's continuing efforts to utilize its various wholly owned investment advisory subsidiaries and their personnel most effectively in delivering advisory services to the Federated funds. If Federated Global Investment Management Corp. is approved by the Board of Directors as the Adviser to the Fund please delete the reference to Federated Equity Management Company of Pennsylvania in the section entitled "How Is The Fund Organized" and replace it with Federated Global Investment Management Corp. If the proposal is approved, Federated Equity Management Company of Pennsylvania will become a Sub-adviser to the Fund. Federated Investment Management Company will remain a Sub-adviser to the Fund. There is no assurance that the Board of Trustees will approve Federated Global Investment Management Corp. as the Adviser to the Fund. Shareholders of the Fund will be notified if such approval does not occur.



2. Under the section entitled "Portfolio Manager Information," please delete the information for John Harris in its entirety and replace with the following:


Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of June 30, 2007.


                                                             -----------------------------------------------------------------

-----------------------------------------------------------  Total Number of Other Accounts   Managed / Total Assets*
Other Accounts Managed by Gary Sabol
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.


Gary Sabol is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.


In his interim Portfolio Manager role with respect to the Fund, Mr. Sabol's variable incentive will be based on management's assessment of his transition leadership and overall contributions to Fund performance and any other factors deemed as relevant.


Mr. Sabol also leads a research team that analyzes performance and risk for Federated's equity accounts. For purposes of calculating IPP, each account supported is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. fund designated peer groups of comparable accounts and benchmarks. Performance periods are adjusted on accounts with less than five years performance history; accounts with less than one-year of performance history may be excluded. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to account performance and any other factors as deemed relevant.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of May 31, 2007.


                                                             -----------------------------------------------------------------

Other Accounts Managed by Dean Kartsonas                     Total Number of Other Accounts   Managed / Total Assets*

------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.


Dean Kartsonas is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's designated peer group of comparable accounts and vs. the Fund's benchmark (i.e., S&P 500 Index). Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relavent.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


The following information will be added if Federated Global Investment Management Corp. is approved as the adviser to the Fund.

Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of June 30, 2007.


                                                             -----------------------------------------------------------------

Other Accounts Managed by Philip Orlando                     Total Number of Other Accounts   Managed / Total Assets*

------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund:  none.


Philip Orlando is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.


IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index), and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. For purposes of calculating IPP, each account managed and or overseen is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. In his role as Chief Market Strategist, Mr. Orlando provides support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


In addition, Philip Orlando was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of June 30, 2007.


                                                             -----------------------------------------------------------------

Other Accounts Managed                                       Total Number of Other Accounts   Managed / Total Assets*

 by Timothy Goodger
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: none.


Timothy Goodger is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.


IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index), and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. For purposes of calculating IPP, each account managed is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. Additionally, as a member of the Equity Macro Group, Mr. Goodger provides research and analytical support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


Portfolio Manager Information

The following information about the Fund's portfolio manager is provided as of June 30, 2007.


                                                             -----------------------------------------------------------------

Other Accounts Managed by James Gordon                       Total Number of Other Accounts   Managed / Total Assets*

------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Registered Investment Companies                              0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Pooled Investment Vehicles                             0
------------------------------------------------------------ -----------------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------------

Other Accounts                                               0
------------------------------------------------------------ -----------------------------------------------------------------

* None of the Accounts has an advisory fee that is based on the performance of the account.


Dollar value range of shares owned in the Fund: none.


James Gordon is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.


IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index), and vs. the Fund's designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. For purposes of calculating IPP, each account managed is categorized into a designated "Strategy" and each Strategy is equally weighted. Within each Strategy and performance measurement period, IPP is calculated with an equal weighting of each included account. In his role as Head of Quantitative Analysis and Research, Mr. Gordon provides research and analytical support to most of Federated's equity accounts, including the accounts for which he serves as portfolio manager. A portion of the IPP score is determined by the investment product performance of this group of accounts, measured as described above, vs. product specific benchmarks and peer groups. A portion of the bonus tied to the IPP score may be adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.


The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results. Funding for the Financial Success category maybe determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.


In addition, James Gordon was awarded a grant of restricted Federated stock. Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.


As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



3. If Federated Global Management Corp. is approved as the adviser to the Fund, on page 39, please replace the section entitled "Addresses" with the following:

  ADDRESSES

FEDERATED STOCK AND BOND FUND, INC.

Class A Shares
Class B Shares
Class C Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Global Investment Management Corp.
450 Lexington Avenue, Suite 3700
New York, NY 10017-3943


Sub Advisers
Federated Investment Management Company
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian, Transfer Agent and Dividend Disbursing Agent
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

KPMG LLP
99 High Street
Boston, MA 02110






                                                               July 16, 2007



Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406


37043 (7/07)